Revenue	12 Months Ended
Dec. 31, 2025
Revenue.
Revenue
17	Revenue

The Group derives its revenue principally from end-users who use the Group’s platform to access routes predetermined by the Group or as per agreement with corporate customer. The Group derives revenue from the transfer of services at a point in time. This level of disaggregation takes into consideration how the nature, amount, timing, and uncertainty of revenue and cash flows are affected by economic factors.

	For the year ended 31 December
	2025	2024	2023
	USD	USD	USD
Business to business	20,267,282	12,975,199	16,636,471
Business to customers	3,900,606	4,232,163	6,215,792
	24,167,888	17,207,362	22,852,263

The following table presents the Group’s revenue reconciliation disaggregated by geographical location. Revenue by geographical location is based on where the transaction occurred.

	For the year ended 31 December
	2025	2024	2023
	USD	USD	USD
Egypt	16,199,075	13,545,819	20,970,829
Gulf Cooperation Council ("GCC")	7,968,813	3,661,543	1,881,434
	24,167,888	17,207,362	22,852,263